Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” to our principal executive officer (“PEO”) and to our non-PEO named executive officers and certain financial performance of the Company.

Year	Summary Compensation Table (SCT) Total for PEO ($)	Compensation actually paid to PEO (1)(2)(3) ($)	Average SCT Total for non-PEO NEOs (1) ($)	Average compensation actually paid to non-PEO NEOs (1)(2)(4) ($)	Value of Initial Fixed $100 Investment based on:		Net Income (Loss) ($ millions) (6)(7)	Adjusted EBITDA ($ millions) (7)(8)
					TSR ($)	Peer Group TSR (5) ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$7,914,836	$20,858,017	$2,341,042	$4,743,731	$140.26	$154.36	$113	$310
2024	$6,628,487	$6,358,235	$1,862,725	$1,863,616	$82.41	$134.78	$47	$217
2023	$6,207,860	$4,594,973	$1,934,172	$1,666,028	$80.10	$133.42	$47	$210
2022	$5,123,725	$1,614,307	$1,465,483	$639,781	$81.86	$111.20	$(30)	$142
2021	$5,505,512	$2,519,794	$2,052,660	$1,363,746	$97.62	$118.41	$(19)	$185

______________

(1)
For 2025, the PEO is Mr. Harvey and the non-PEO named executive officers are Messrs. West, Donnan, Robb, Tiffany and Walsh. For 2024 and 2022, the PEO is Mr. Harvey and the non-PEO named executive officers are Messrs. West, Donnan, Walsh and Tiffany. For 2023 and 2021, the PEO is Mr. Harvey and the non-PEO named executive officers are Messrs. West, Donnan, Walsh and Raymond D. Parkinson.
(2)
The fair value of equity awards for the purposes of calculating compensation actually paid is calculated using the same methodologies as the fair value of equity awards reported in the applicable Summary Compensation Table and adjusted for the share price and, for performance share awards, the probable outcome of the performance conditions, including as applicable as of December 31st of each applicable year.
(3)
The table below sets forth the values deducted and added to the Summary Compensation Table Total for the PEO for 2025:

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Change in Pension Value for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2025	$7,914,836	$(6,480)	$(4,212,188)	$17,161,849	$20,858,017

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Total Inclusion of Equity Values for PEO ($)
2025	$8,336,213	$8,835,779	$(10,143)	$17,161,849

(4)
The table below sets forth the values deducted and added to the average Summary Compensation Table Total for non-PEO named executive officers for 2025:

Year	Average Summary Compensation Table Total for non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to non-PEO NEOs ($)
2025	$2,341,042	$(1,165)	$(835,276)	$3,239,130	$4,743,731

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Total Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	$1,653,068	$1,533,829	$52,233	$3,239,130

(5)
For purposes of this disclosure, the peer group is the S&P 600 SmallCap Materials Index.
(6)
Net income (loss) is calculated in accordance with GAAP, as previously reported.
(7)
Effective January 1, 2025, we elected to change our method of accounting for certain inventory from the LIFO method to the WAC method to improve the comparability of our operational results between periods. This accounting change has not been retrospectively applied to the calculation of Net Income (Loss) or Adjusted EBITDA in the Pay Versus Performance table above or the related relationship graphs below.
(8)
Our company-selected measure is Adjusted EBITDA (as defined in Appendix A), which is used as the key performance metric in our short-term incentive plans.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	For 2024 and 2022, the PEO is Mr. Harvey and the non-PEO named executive officers are Messrs. West, Donnan, Walsh and Tiffany. For 2023 and 2021, the PEO is Mr. Harvey and the non-PEO named executive officers are Messrs. West, Donnan, Walsh and Raymond D. Parkinson.
Peer Group Issuers, Footnote	(5) For purposes of this disclosure, the peer group is the S&P 600 SmallCap Materials Index.
PEO Total Compensation Amount	$ 7,914,836	$ 6,628,487	$ 6,207,860	$ 5,123,725	$ 5,505,512
PEO Actually Paid Compensation Amount	$ 20,858,017	6,358,235	4,594,973	1,614,307	2,519,794
Adjustment To PEO Compensation, Footnote
(3)
The table below sets forth the values deducted and added to the Summary Compensation Table Total for the PEO for 2025:

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Change in Pension Value for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2025	$7,914,836	$(6,480)	$(4,212,188)	$17,161,849	$20,858,017

Non-PEO NEO Average Total Compensation Amount	$ 2,341,042	1,862,725	1,934,172	1,465,483	2,052,660
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,743,731	1,863,616	1,666,028	639,781	1,363,746
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The table below sets forth the values deducted and added to the average Summary Compensation Table Total for non-PEO named executive officers for 2025:

Year	Average Summary Compensation Table Total for non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to non-PEO NEOs ($)
2025	$2,341,042	$(1,165)	$(835,276)	$3,239,130	$4,743,731

Equity Valuation Assumption Difference, Footnote

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Total Inclusion of Equity Values for PEO ($)
2025	$8,336,213	$8,835,779	$(10,143)	$17,161,849

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Total Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	$1,653,068	$1,533,829	$52,233	$3,239,130

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid versus TSR

The table below shows the relationship between compensation actually paid to our PEO and the average of the compensation actually paid to our non-PEO named executive officers and our cumulative TSR and between our cumulative TSR and the TSR of our peer group for fiscal years 2021 to 2025.

The table above also describes the relationship between our one-, two-, three-, four- and five-year cumulative TSR compared to the weighted average one-, two-, three-, four- and five-year cumulative TSR of the companies in the S&P SmallCap 600 Materials Index. Our TSR during 2021 through 2022 was impacted by a series of external issues and challenges initiating with the onset of the COVID-19 pandemic late in the first quarter of 2020 that negatively impacted the end markets for many of our products, including large commercial aerospace applications. In addition, while the S&P SmallCap 600 Materials Index reflects our industry sector, many of the companies included in the index were not as heavily impacted by the COVID-19 pandemic related impact on the aerospace industry.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid versus Net Income

The table below describes the relationship between compensation actually paid to our PEO and the average of the compensation actually paid to our non-PEO named executive officers and our previously reported Net Income (Loss) for fiscal years 2021 through 2025.

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid versus Adjusted EBITDA

The table below describes the relationship between compensation actually paid to our PEO and the average of the compensation actually paid to our non-PEO named executive officers and our previously reported Adjusted EBITDA for fiscal years 2021 through 2025.

Tabular List, Table

The following are the most important financial performance measures used by the Company to link executive compensation actually paid to our named executive officers to the Company’s performance for the most recently completed fiscal year.

Most Important Performance Measures
• Adjusted EBITDA
• Relative TSR
• Adjusted EBITDA Margin

Total Shareholder Return Amount	$ 140.26	82.41	80.1	81.86	97.62
Peer Group Total Shareholder Return Amount	154.36	134.78	133.42	111.2	118.41
Net Income (Loss)	$ 113,000,000	$ 47,000,000	$ 47,000,000	$ (30,000,000)	$ (19,000,000)
Company Selected Measure Amount	310,000,000	217,000,000	210,000,000	142,000,000	185,000,000
PEO Name	Mr. Harvey	Mr. Harvey	Mr. Harvey	Mr. Harvey	Mr. Harvey
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	(8) Our company-selected measure is Adjusted EBITDA (as defined in Appendix A), which is used as the key performance metric in our short-term incentive plans.
Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,480)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,161,849
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,212,188)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,336,213
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,835,779
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,143)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,165)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,239,130
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(835,276)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,653,068
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,533,829
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 52,233